UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
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Title:    Chief Operating Officer
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Phone:    (212) 302-9500
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Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      11-13-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  44
                                        -------------------

Form 13F Information Table Value Total:  $852,805
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  29,545      1,298,095   X                              350,985     947,110
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103  20,345      1,883,816   X                              471,878   1,411,938
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108  28,380        690,006   X                              175,303     514,703
AXA ADR SPONSORED       FOREIGN COMMON  054536107  20,338      1,002,862   X                              262,392     740,470
BANK AMER CORP COM      COMMON          060505104   6,209        143,289   X                               35,480     107,809
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204  36,461        942,386   X                              239,511     702,875
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  23,752        412,857   X                              105,015     307,842
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  25,334        819,617   X                              200,581     619,036
CANON INC ADR           FOREIGN COMMON  138006309  20,004        424,167   X                              107,398     316,769
CITIGROUP INC COM       COMMON          172967101   5,716        129,559   X                               30,898      98,661
COCA COLA CO            COMMON          191216100   4,652        116,149   X                               27,334      88,815
DANSKE BK A/S ADR       FOREIGN COMMON  236363107  17,110        651,051   X                              166,077     484,974
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  31,195        618,576   X                              157,073     461,503
ENDESA SA ADR SPONSOR   FOREIGN COMMON  29258N107  28,653      1,499,358   X                              374,202   1,125,156
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  29,863        265,926   X                               67,217     198,709
EXXON MOBIL CORP COM    COMMON          30231G102   6,862        141,989   X                               33,039     108,950
FEDERAL NAT MORTGAGE    COMMON          313586109   4,832         76,215   X                               18,042      58,173
GENERAL ELEC CO         COMMON          369604103   5,819        173,275   X                               41,308     131,967
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105  33,477        765,541   X                              192,752     572,789
HEINEKEN N V ADR        FOREIGN COMMON  423012202  28,091        933,257   X                              239,014     694,243
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  37,030        464,031   X                              116,024     348,007
I B M                   COMMON          459200101   5,330         62,160   X                               14,317      47,843
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103  27,860      1,102,042   X                              276,138     825,904
ISHARES TR MSCIE EAFE   COMMON          464287465     244          1,725   X                                    -       1,725
JOHNSON & JOHNSON       COMMON          478160104   5,838        103,640   X                               24,026      79,614
KAO CORP ADR            FOREIGN COMMON  485537302  17,439         78,936   X                               19,753      59,183
LILLY, ELI AND COMPAN   COMMON          532457108   4,792         79,800   X                               18,815      60,985
LLOYDS TSB GROUP ADR    FOREIGN COMMON  539439109  24,868        789,977   X                              197,893     592,084
MERCK & CO INC          COMMON          589331107   3,476        105,338   X                               25,612      79,726
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406  30,936        540,273   X                              133,268     407,005
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204  20,243      1,475,401   X                              369,204   1,106,197
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  35,637        763,592   X                              188,471     575,121
PFIZER INC              COMMON  COMMON  717081103   5,063        165,469   X                               39,316     126,153
PROCTER & GAMBLE COMP   COMMON          742718109   6,325        116,870   X                               27,153      89,717
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804  25,161        487,610   X                              122,138     365,472
SAN PAOLO-IMI S P A A   FOREIGN COMMON  799175104  13,900        615,034   X                              156,316     458,718
SANOFI-AVENTIS ADR      FOREIGN COMMON  80105N105  34,129        932,221   X                              237,086     695,135
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501  25,957        352,199   X                               90,920     261,279
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  28,027      1,584,347   X                              394,770   1,189,577
TOTAL FINA ELF S A AD   COMMON          89151E109  37,149        363,604   X                               90,383     273,221
UBS AG SHS              FOREIGN COMMON  H8920M855  22,342        317,675   X                               82,172     235,503
UNILEVER N V NEW YORK   FOREIGN COMMON  904784709     864         14,947   X                               14,144         803
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  28,033        848,969   X                              193,636     655,333
VERIZON COMMUNICATION   COMMON          92343V104   5,526        140,319   X                               34,520     105,799
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